Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (4,113.4)	$ (3,333.4)	$ (4,133.6)
Other comprehensive income before reclassifications	346.2	(638.8)	985.1
Amounts reclassified from accumulated other comprehensive income	(178.1)	(141.2)	(184.9)
Current period other comprehensive income	168.1	(780.0)	800.2
Ending balance	(3,945.3)	(4,113.4)	(3,333.4)
Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(737.8)	(676.8)	(634.3)
Other comprehensive income before reclassifications	(96.0)	(61.0)	(42.5)
Current period other comprehensive income	(96.0)	(61.0)	(42.5)
Ending balance	(833.8)	(737.8)	(676.8)
Postretirement Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,375.6)	(2,656.6)	(3,499.3)
Other comprehensive income before reclassifications	442.2	(577.8)	1,027.6
Amounts reclassified from accumulated other comprehensive income	(178.1)	(141.2)	(184.9)
Current period other comprehensive income	264.1	(719.0)	842.7
Ending balance	$ (3,111.5)	$ (3,375.6)	$ (2,656.6)